FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Recurring Fair Value Measurements
	December 31, 2015	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Tower's loans (including current maturities)(*)	$74,891	$--	$(64)	$74,955

(*) Includes only loans under Tower's Facility Agreement with the Israeli Banks.

	December 31, 2014	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Tower's loans (including current maturities) (*)	$77,029	$--	$--	$77,029
Others	34	--	--	34
	$77,063	$--	$--	$77,063

(*)	Includes only loans under Tower's Facility Agreement with the Israeli Banks.

Schedule of Liabilities Measured on a Recurring Basis Using Significant Unobservable Inputs

	Tower's loans
	(including current maturities)(*)	Others
As of January 1, 2015 - at fair value	$77,029	$34
Loan repayment	(18,200)	--
Total changes in fair value recognized in earnings	16,126	(34)
As of December 31, 2015 - at fair value	$74,955	$--
Unrealized losses recognized in earnings related to outstanding loans as of December 31, 2015	$13,219	$--

(*) Includes only loans under Tower's Facility Agreement with the Israeli Banks.

	Tower's loans
	(including current maturities)	Others
As of January 1, 2014 - at fair value	$108,685	$47
Loan repayment	(30,000)	--
Total changes in fair value recognized in earnings	(1,656)	(13)
As of December 31, 2014 - at fair value	$77,029	$34
Unrealized losses (gains) recognized in earnings related to outstanding loans as of December 31, 2014	$(1,274)	$(13)